Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets:
Convertible bonds at fair value through profit or loss		$ 1,142	$ 1,238
Foreign currency derivative contracts		188	707
Dividend preference derivative in TSG	[1]	2,023	1,707
Asstes, total		3,353	2,945
Liabilities:
Contingent consideration in respect of business combination		24,495	18,456
Liabilities from acquisition of non-controlling interests (put options)		71,278	64,018
Liabilities, total		95,773	83,181
Level 2 [Member]
Assets:
Convertible bonds at fair value through profit or loss		1,142	1,238
Foreign currency derivative contracts		188	707
Dividend preference derivative in TSG	[1]
Asstes, total		1,330	1,238
Liabilities:
Contingent consideration in respect of business combination
Liabilities from acquisition of non-controlling interests (put options)
Liabilities, total			707
Level 3 [Member]
Assets:
Convertible bonds at fair value through profit or loss
Foreign currency derivative contracts
Dividend preference derivative in TSG	[1]	2,023	1,707
Asstes, total		2,023	1,707
Liabilities:
Contingent consideration in respect of business combination		24,495	18,456
Liabilities from acquisition of non-controlling interests (put options)		71,278	64,018
Liabilities, total		$ 95,773	$ 82,474

[1]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.